Goodwill and Intangible Assets (Schedules for Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Asset
Amortization expense for acquired intangible assets	$ 262	$ 229	$ 228
Expected amortization expense for acquired intangible assets recorded as of balance sheet date
2017	223
2018	202
2019	190
2020	180
2021	164
After 2021	$ 732